ITEM 1. REPORT TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                  John Hancock
                                  Preferred
                                   INCOME FUND

------
ANNUAL
REPORT
------


7.31.03









                              John Hancock [LOGO]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
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Table of contents
------------------------------
Your fund at a glance
page 1
------------------------------
Managers' report
page 2
------------------------------
Fund's investments
page 6
------------------------------
Financial statements
page 12
------------------------------
Trustees & officers
page 25
------------------------------
For your information
page 29
------------------------------


Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first seven months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 29.91% through July, while the Dow Jones Industrial Average was up 12.25% and the Standard & Poor's 500 Index returned 13.72%. With falling interest rates, bonds also did well, although they began to reverse course in July. High-yield bonds led the pack, returning 17.18% through July, as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up - not just down. And mutual fund investors finally liked what they saw in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the second quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements, could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well positioned to meet their long-term investment objectives.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of July 31, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks to provide a high level of current income, consistent with preservation of capital, by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets in preferred stocks and other preferred securities.

Over the last eleven months

[] Preferred stocks performed well as interest rates fell and dividend tax cuts loomed.

[] Utility common stocks posted a second-half rally as demand strengthened.

[] The Fund benefited from good security selection.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Preferred Income Fund". Under the heading is a note that reads "Fund performance from inception August 27, 2002 through July 31, 2003." The chart is scaled in increments of 7% with 0% at the bottom and 14% at the top. The first bar represents the 13.46% total return for John Hancock Preferred Income Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested and assuming a purchase at the offering price of $25.00 per share less the $1.125 per share sales load on the inception date, and a sale at the net asset value on the last day of the period."]
--------------------------------------------------------------------------------

Top 10 issuers

2.7%     DPL, Inc.
2.7%     Shaw Communications, Inc.
2.5%     Interstate Power & Light Co.
2.4%     General Motors Corp.
2.4%     Nexen, Inc.
2.0%     AT&T Capital Corp.
1.9%     KeySpan Corp.
1.9%     Public Storage, Inc.
1.8%     J.P. Morgan Chase Capital X
1.5%     ING Groep N.V.

As a percentage of net assets plus the value of preferred shares on July 31, 2003.

  BY GREGORY K. PHELPS AND MARK T. MALONEY, FOR THE PORTFOLIO MANAGEMENT TEAM


                                  John Hancock
                                  Preferred Income
                                  Fund


---------
MANAGERS'
REPORT
---------

Preferred stocks have performed well amid mostly favorable conditions from the inception of John Hancock Preferred Income Fund on August 27, 2002, through July 31, 2003. Much of what was behind the preferred-stock rally was action by the Federal Reserve Board, which lowered interest rates on two separate occasions during the year. Also boosting preferred stocks was demand from income-seeking individual investors and income-oriented mutual funds looking for significantly higher yields than what companies paid on their bonds and common stocks. The yields on many preferred stocks - which generally ranged from 6% to 7.5% - continued to outstrip by a fairly wide margin the yields available on Treasury and corporate bonds, as well as the dividends paid on common stocks. Demand also strengthened in advance of, and in response to, President Bush's dividend tax-cut package, which was passed in June. The final month of the Fund's fiscal year saw a dramatic rise in interest rates and bond yields that tempered an otherwise favorable backdrop for fixed-income-oriented investments, including preferreds. That said, rising interest rates offered a silver lining, providing us an opportunity to add preferred stocks we liked at more reasonable levels than had existed in prior months.

"Preferred stocks have performed well amid mostly favorable conditions from the inception of John Hancock Preferred Income Fund..."

FUND PERFORMANCE

From its inception on August 27, 2002, through July 31, 2003, John Hancock Preferred Income Fund returned 13.46% at net asset value (with all distributions reinvested and assuming a purchase at the offering price of $25.00 per share less the $1.125 per share sales load on the inception date, and a sale at the net asset value on the last day of the period). Over the same period, the

--------------------------------------------------------------------------------
[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]
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average income and preferred stock closed-end fund returned 13.07%, according to
Lipper, Inc., and the Dow Jones Utility Average - which tracks the performance of 15 electric and natural gas utilities - returned 1.24%. The broad market, as measured by the Standard & Poor's 500 Index, returned 9.92%.

UTILITIES SHINE

Preferred stocks issued by utility companies were some of the Fund's best performers during the period. When the Fund began operations in 2002, utility stocks remained under pressure, mired in the remnants of the Enron debacle. We took advantage of that weakness by adding companies we liked at attractive prices. That strategy began to pay off by early 2003, when utility stocks began an encouraging rally that extended through the end of the period. A return of investor confidence in utilities was set off by a growing sense that the sector had become undervalued relative to the market as a whole and relative to its historic value. Dividend tax relief also helped. Utilities historically have offered consistently high dividends, positioning them to benefit once tax relief was enacted. Furthermore, investors liked the fact that many utility companies had begun to clean up their balance sheets, renewing or extending financing and ridding themselves of money-losing unregulated subsidiaries - such as energy trading - that caused them pain in the post-Enron environment.

"Preferred stocks issued by utility companies were some of the Fund's best performers..."

One of our best-performing holdings in the utilities category was Dominion Resources. It benefited from a combination of factors including increased profitability in its oil and natural gas operations as energy prices remained at sustained high levels. The company also enjoyed strong performance in its regulated electric and gas utility operations. Public Service Enterprise

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Utilities 56%, the second is Banks-United States 8%, the third Finance 5%, the fourth Oil & gas 5%, and the fifth REIT 3%.]
--------------------------------------------------------------------------------

Group, another of our largest utility holdings, also performed well. It benefited from rising electricity prices during a colder-than-normal winter in its service area during the fourth quarter of 2002 and the first quarter of 2003. We also saw good returns from Cinergy Corp., a low-cost provider of coal-fueled energy, whose focus on cost-cutting aided the company's better financial results.

Some of our larger holdings in the financial services arena also topped our best-performers list. J.P. Morgan, for example, benefited from an increase in growth in the private banking business, as well as in their market share in underwriting stock and bond offerings. Merrill Lynch also performed well, thanks to its strong credit rating compared with its brokerage services group peers,

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification1" The chart is divided into five sections (from top to left): Preferred stocks 82%, Capital preferred securities 7%, Corporate bonds 3%, Short-term investments 4%, and Common stocks 4%.]
--------------------------------------------------------------------------------

as well as its success in diversifying across a broad range of financial services and investor categories.

In contrast, our holdings in TECO Energy Inc. were a disappointment. The company's credit rating was downgraded in response to its unsuccessful investment in non-regulated gas-fired electric generating plants. Despite this development, we continued to hold onto our stake in TECO because we believe

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Dominion Resources followed by an up arrow with the phrase "High energy prices help boost profits." The second listing is J.P. Morgan followed by an up arrow with the phrase "Uptick in high-net-worth client/security underwriting." The third listing is TECO Energy followed by a down arrow with the phrase "Credit rating downgrade fosters concern over company's prospects."]
--------------------------------------------------------------------------------

that most of the pain associated with the company's disappointing investment is behind it. In addition, it has very solid regulated electric and gas utilities in Florida and good longer-term prospects given its above-average customer growth rate and supportive regulatory environment.

OUTLOOK

For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks. Much of our optimism stems from our macroeconomic outlook, which calls for a continually sluggish economy coupled with sustained low interest rates, which should continue to prompt strong demand for relatively high-yielding preferred and utility common stocks. In our view, the steep increase in interest rates and bond yields that occurred from about mid-June through the end of July was more a reaction to technical factors in the bond markets than it was anticipation of a stronger economy and inflation. We're also heartened by the fact that the dividend tax relief plan enacted in June also could help boost demand for many stocks that pay high dividends.

"For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on July 31, 2003.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on July 31, 2003

This schedule is divided into five main categories: common stocks, preferred stocks, capital preferred securities, corporate bonds and short-term investments. The common stocks, preferred stocks, capital preferred securities and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.



SHARES ISSUER,                                DESCRIPTION                                                         VALUE

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 5.48%                                                                                         $35,384,175
-----------------------------------------------------------------------------------------------------------------------
(Cost $33,789,140)

Utilities 5.48%                                                                                              35,384,175
236,100                                       Alliant Energy Corp.                                            4,795,191
150,000                                       Duke Energy Corp.                                               2,632,500
560,000                                       NiSource, Inc.                                                 10,808,000
271,600                                       Peoples Energy Corp.                                           11,132,884
20,000                                        Progress Energy, Inc.                                             814,800
220,000                                       Scottish Power Plc, American Depositary Receipts
                                              (United Kingdom)                                                5,200,800

-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 116.07%                                                                                   $749,251,808
-----------------------------------------------------------------------------------------------------------------------
(Cost $731,300,333)

Agricultural Operations 1.97%                                                                                12,727,000
143,000                                       Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                12,727,000

Automobiles/Trucks 3.69%                                                                                     23,823,238
50,000                                        Ford Motor Co., 7.50%                                           1,185,000
89,000                                        General Motors Corp., 7.25%                                     2,200,080
378,700                                       General Motors Corp., 7.25%                                     9,308,446
254,300                                       General Motors Corp., 7.25%                                     6,128,630
134,325                                       General Motors Corp., 7.375%                                    3,307,082
70,000                                        General Motors Corp., 7.375%                                    1,694,000

Banks - Foreign 3.89%                                                                                        25,092,151
25,000                                        Abbey National Plc, 7.00% (United Kingdom)                        631,750
32,000                                        Abbey National Plc, 7.25% (United Kingdom)                        824,960


See notes to
financial statements.

6




SHARES ISSUER,                                DESCRIPTION                                                         VALUE

Banks - Foreign (continued)
350,000                                       Abbey National Plc, 7.375% (United Kingdom)                    $9,208,500
150,000                                       ABN AMRO Capital Funding Trust V, 5.90%                         3,486,000
475,900                                       Royal Bank of Scotland Group Plc, 5.75%,
                                               Ser B (United Kingdom)                                        10,940,941

Banks - United States 10.16%                                                                                 65,564,106
25,000                                        BAC Capital Trust IV, 5.875%                                      607,500
20,500                                        Bank One Capital Trust V, 8.00%                                   551,860
55,500                                        Bank One Capital Trust VI, 7.20%                                1,429,125
40,000                                        BNY Capital V, 5.95%, Ser F                                       978,400
71,000                                        Chase Capital VII, 7.00%, Ser G                                 1,792,750
171,400                                       Comerica Capital Trust I, 7.60%                                 4,555,812
292,500                                       Fleet Capital Trust VII, 7.20%                                  7,499,700
454,750                                       Fleet Capital Trust VIII, 7.20%                                11,673,433
61,000                                        J.P. Morgan Chase Capital IX, 7.50%                             1,586,000
577,100                                       J.P. Morgan Chase Capital X, 7.00%, Ser J                      14,802,615
30,000                                        J.P. Morgan Chase Capital XI, 5.875%                              698,100
28,900                                        NAB Exchangeable Preferred Trust, 8.00%                           731,170
80,300                                        National Commerce Capital Trust II, 7.70%                       2,139,995
46,856                                        Regions Financing Trust I, 8.00%                                1,251,055
327,100                                       USB Capital III, 7.75%                                          8,468,619
165,700                                       USB Capital IV, 7.35%                                           4,250,205
62,199                                        USB Capital V, 7.25%                                            1,577,367
40,000                                        Wells Fargo Capital Trust VII, 5.85%                              970,400

Broker Services 3.68%                                                                                        23,748,778
93,400                                        Bear Stearns Capital Trust II, 7.50%                            2,363,020
40,600                                        Bear Stearns Capital Trust III, 7.80%                           1,072,652
175,600                                       Lehman Brothers Holdings, Inc., 5.94%,
                                               Depositary Shares, Ser C                                       8,964,380
85,200                                        Lehman Brothers Holdings Capital Trust II,
                                               7.875%, Ser J                                                  2,203,272
204,500                                       Merrill Lynch & Co., Inc., 9.00%, Depositary Shares,
                                               Ser A                                                          5,726,000
49,452                                        Merrill Lynch Preferred Capital Trust IV, 7.12%                 1,273,389
82,700                                        Merrill Lynch Preferred Capital Trust V, 7.28%                  2,146,065

Diversified Operations 0.96%                                                                                  6,223,092
231,600                                       Grand Metropolitan Delaware, L.P., 9.42%, Ser A                 6,223,092

Finance 7.33%                                                                                                47,322,757
418,328                                       AT&T Capital Corp., 8.125%                                     10,558,599
322,600                                       AT&T Capital Corp., 8.25%                                       8,168,232
67,000                                        Citigroup Capital VII, 7.125%                                   1,746,690
50,000                                        Citigroup Capital IX, 6.00%                                     1,241,000
315,600                                       Ford Motor Credit Co., 7.60%                                    7,968,900
79,650                                        Household Finance Corp., 6.875%                                 1,991,250
240,200                                       Morgan Stanley Capital Trust II, 7.25%                          6,141,914
47,000                                        Morgan Stanley Capital Trust IV, 6.25%                          1,141,160
317,000                                       Morgan Stanley Capital Trust V, 5.75%                           7,608,000
30,208                                        Transamerica Finance Corp., 7.10%                                 757,012


                                                                                                  See notes to
                                                                                                  financial statements.


                                                                                                                      7




SHARES ISSUER,                                DESCRIPTION                                                         VALUE

Insurance 3.05%                                                                                             $19,694,480
27,200                                        Great-West Life & Annuity Insurance Capital I,
                                               7.25%, Ser A                                                     692,240
552,000                                       ING Groep N.V., 7.05% (Netherlands)                            14,076,000
186,600                                       PLC Capital Trust IV, 7.25%                                     4,926,240

Leasing Companies 0.08%                                                                                         530,100
34,200                                        AMERCO, 8.50%, Ser A                                              530,100

Leisure 0.33%                                                                                                 2,119,881
83,100                                        Hilton Hotels Corp., 8.00%                                      2,119,881

Media 4.48%                                                                                                  28,959,401
173,044                                       Newscorp Overseas Ltd., 8.625%, Ser A (Cayman Islands)          4,386,665
328,418                                       Shaw Communications, Inc., 8.45%, Ser A (Canada)                8,144,766
665,100                                       Shaw Communications, Inc., 8.50% (Canada)                      16,427,970

Oil & Gas 6.41%                                                                                              41,348,827
43,800                                        EnCana Corp., 9.50%                                             1,171,650
352,704                                       Nexen, Inc., 9.375%, Ser 1 (Canada)                             9,110,344
517,300                                       Nexen, Inc., 9.75% (Canada)                                    13,113,555
538,600                                       OXY Capital Trust I, 8.16%                                     13,685,826
97,300                                        Talisman Energy, Inc., 8.90% (Canada)                           2,504,502
69,000                                        Talisman Energy, Inc., 9.00% (Canada)                           1,762,950

REIT 4.69%                                                                                                   30,249,555
251,830                                       Duke Realty Corp., 7.99%, Ser B                                12,693,819
497,643                                       Public Storage, Inc., 7.50%, Depositary Shares, Ser V          13,187,540
129,390                                       Public Storage, Inc., 8.00%, Depositary Shares, Ser R           3,439,186
34,600                                        Public Storage, Inc., 8.60%                                       929,010

Telecommunications 1.40%                                                                                      9,023,461
343,620                                       Telephone & Data Systems, Inc., 7.60%, Ser A                    9,023,461

Utilities 63.95%                                                                                            412,824,981
69,700                                        ALLETE Capital I, 8.05%                                         1,781,532
480,000                                       Ameren Corp., 9.75%, Conv                                      13,593,600
200,000                                       American Electric Power Co., Inc., 9.25%, Conv                  9,280,000
512,507                                       Aquila, Inc., 7.875%                                            9,496,755
30,700                                        Atlantic Capital II, 7.375%, Ser C                                774,254
40,000                                        Baltimore Gas & Electric Co., 6.99%, Ser 1995                   4,100,000
174,000                                       BGE Capital Trust I, 7.16%                                      4,376,100
15,143                                        Boston Edison Co., 4.78%                                        1,250,812
230,000                                       Cinergy Corp., 9.50%, Conv                                     13,558,500
116,400                                       Coastal Finance I, 8.375%                                       2,316,360
42,800                                        Consumers Energy Co. Financing I, 8.36%                         1,082,840
136,200                                       Consumers Energy Co. Financing II, 8.20%                        3,439,050
115,200                                       Consumers Energy Co. Financing III, 9.25%                       3,012,480
117,600                                       Consumers Energy Co. Financing IV, 9.00%                        3,104,640
210,435                                       Detroit Edison Co., 7.375%                                      5,368,197
74,600                                        Detroit Edison Co., 7.54%                                       1,879,920
253,476                                       Dominion CNG Capital Trust I, 7.80%                             6,691,766
100,000                                       Dominion Resources, Inc., 9.50%, Conv                           5,615,000
25,400                                        DQE Capital Corp., 8.375%                                         668,782
220,000                                       DTE Energy Co., 8.75%, Conv                                     5,750,800
85,700                                        DTE Energy Trust I, 7.80%                                       2,228,200


See notes to
financial statements.


8




SHARES ISSUER,                                DESCRIPTION                                                         VALUE

Utilities (continued)
140,400                                       Duke Capital Financing Trust II, 7.375%, Ser U                 $3,522,636
349,100                                       Duke Capital Financing Trust III, 8.375%                        8,996,307
242,000                                       Duke Energy Capital Trust I, 7.20%, Ser Q                       6,071,780
142,439                                       Duke Energy Capital Trust II, 7.20%                             3,643,590
220,000                                       Duke Energy Corp., 8.25%, Conv                                  3,040,400
34,400                                        Duquesne Light, 7.375%, Ser E                                     859,656
231,500                                       El Paso Tennessee Pipeline Co., 8.25%, Ser A                    9,723,000
417,200                                       Energy East Capital Trust I, 8.25%                             11,085,004
57,700                                        Entergy Arkansas Capital I, 8.50%, Ser A                        1,465,580
70,400                                        Entergy Gulf States Capital I, 8.75%, Ser A                     1,788,160
346,000                                       Entergy Mississippi, Inc., 7.25%                                9,220,900
391,600                                       Enterprise Capital Trust I, 7.44%, Ser A                        9,790,000
190,000                                       Enterprise Capital Trust III, 7.25%, Ser C                      4,740,500
464,585                                       FPC Capital I, 7.10%, Ser A                                    11,856,209
120,000                                       FPL Group, Inc., 8.00%, Conv                                    6,510,000
37,400                                        HECO Capital Trust I, 8.05%                                       942,854
128,883                                       HECO Capital Trust II, 7.30%, Ser 1998                          3,241,407
50,000                                        Idaho Power Co., 7.07%                                          5,193,750
36,547                                        Indiana Michigan Power Co., 6.875%                              3,674,801
700,000                                       Interstate Power & Light Co., 8.375%, Ser B                    23,310,000
145,900                                       KCPL Financing I, 8.30%                                         3,720,450
335,000                                       KeySpan Corp., 8.75%, Conv                                     17,604,250
94,400                                        MCN Financing II, 8.625%                                        2,429,856
168,400                                       Met-Ed Capital Trust, 7.35%                                     4,302,620
45,000                                        Monongahela Power Co., $7.73, Ser L                             4,005,000
235,000                                       Northern States Power Co., 8.00%                                6,375,550
234,400                                       OGE Energy Capital Trust I, 8.375%                              6,138,936
31,000                                        ONEOK, Inc., 8.50%, Conv                                          902,100
67,500                                        Penelec Capital Trust, 7.34%                                    1,738,125
91,700                                        Pennsylvania Power Co., 7.75%                                   9,301,819
108,400                                       Potomac Electric Power Co. Trust I, 7.375%                      2,744,688
200,000                                       PSEG Funding Trust II, 8.75%                                    5,394,000
399,347                                       PSO Capital I, 8.00%, Ser A                                    10,071,531
7,900                                         Public Service Electric & Gas Co., 4.18%, Ser B                   569,195
170,000                                       Public Service Enterprise Group, Inc., 10.25%, Conv             9,928,000
297,000                                       Puget Energy, Inc., 7.45%, Ser II                               7,722,000
103,900                                       Puget Sound Energy Capital Trust II, 8.40%                      2,784,520
404,600                                       SEMCO Capital Trust I, 10.25%                                  10,640,980
39,800                                        Southern Co. Capital Trust VI, 7.125%                           1,044,352
12,000                                        Southern Union Co., 5.75%, Conv                                   614,640
264,100                                       Southwestern Public Service, 7.85%, Ser A                       6,700,217
330,000                                       SWEPCO Capital I, 7.875%, Ser A                                 8,322,600
57,600                                        TDS Capital I, 8.50%                                            1,457,280
452,000                                       TDS Capital II, 8.04%                                          11,390,400
469,800                                       TECO Capital Trust I, 8.50%                                    12,261,780
500,000                                       TECO Energy, Inc., 9.50%, Conv                                  8,855,000
32,800                                        TransCanada Pipelines Ltd., 8.25% (Canada)                        834,760
200,000                                       TXU Corp., 8.125%, Conv                                         6,590,000
410,000                                       Virginia Power Capital Trust, 7.375%                           10,742,000
306,500                                       WEC Capital Trust I, 6.85%                                      7,742,190


                                                                                                  See notes to
                                                                                                  financial statements.


                                                                                                                      9




SHARES ISSUER,                                DESCRIPTION                                                         VALUE

Utilities (continued)
37,400                                        Western Resources Capital I, 7.875%, Ser A                       $927,520
36,900                                        Western Resources Capital II, 8.50%, Ser B                        922,500

ISSUER, DESCRIPTION,                                                                       PAR VALUE
MATURITY DATE                                                                              (000S OMITTED)         VALUE

-----------------------------------------------------------------------------------------------------------------------
CAPITAL PREFERRED SECURITIES 9.45%                                                                          $60,992,320
-----------------------------------------------------------------------------------------------------------------------
(Cost $55,846,326)

Banks - Foreign 0.76%                                                                                         4,929,440
Lloyds TSB Bank Plc,
 Sub Bond Tier I (United Kingdom) 11-29-49                                                    $5,000          4,929,440

Banks - United States 1.10%                                                                                   7,096,115
Summit Capital Trust I,
 Gtd Cap Trust Pass-Thru Security Ser B 03-15-27                                               6,500          7,096,115

Telecommunications 1.02%                                                                                      6,597,750
TCI Communications Financing Trust III,
 Gtd Cap Security 03-31-27                                                                     5,700          6,597,750

Utilities 6.57%                                                                                              42,369,015
DPL, Inc.,
 Gtd Cap Security 09-01-31                                                                    24,000         25,260,000
KN Capital Trust I,
 Gtd Cap Trust Pass-Thru Security Ser B 04-15-27                                              11,500         12,964,295
KN Capital Trust III,
 Gtd Cap Security 04-15-28                                                                     4,000          4,144,720


ISSUER, DESCRIPTION,                             INTEREST         CREDIT                   PAR VALUE
MATURITY DATE                                    RATE             RATING*                  (000S OMITTED)         VALUE

-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS 4.15%                                                                                       $26,759,476
-----------------------------------------------------------------------------------------------------------------------
(Cost $26,493,544)

Banks - United States 0.34%                                                                                   2,178,470
Capital One Bank,
  Sr Note 06-15-05                               8.25%            BBB-                         2,000          2,178,470

Utilities 3.81%                                                                                              24,581,006
Black Hills Corp.,
 Note 05-15-13                                   6.50             BBB-                         5,000          4,697,400
Entergy Gulf States, Inc.,
 1st Mtg Bond 07-01-33 (R)                       6.20             BBB-                         5,000          4,419,425
Midland Funding Corp. II,
 Deb Ser A 07-23-05                             11.75             BB-                          9,623         10,392,451
NiSource Finance Corp.,
 Gtd Sr Note 11-15-03                            7.50             BBB                          5,000          5,071,730


See notes to
financial statements.


10



ISSUER, DESCRIPTION,                             INTEREST         CREDIT                   PAR VALUE
MATURITY DATE                                    RATE             RATING*                  (000S OMITTED)         VALUE

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 5.86%                                                                                $37,800,000
-----------------------------------------------------------------------------------------------------------------------
(Cost $37,800,000)

Government - U.S. Agencies 5.86%
Federal National Mortgage Assn.,
 Disc Note 08-01-03                              1.00%            AAA                         $37,800        37,800,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 141.01%                                                                                  $910,187,779
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (41.01%)                                                                ($264,694,933)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                                   $645,492,846
-----------------------------------------------------------------------------------------------------------------------

 *   Credit  ratings are  unaudited and are rated by Moody's  Investors  Service or
     John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

(R)  These  securities  are  exempt  from  registration  under  rule 144A of the
     Securities Act of 1933.  Such  securities  may be resold,  normally to qualified institutional  buyers,  in  transactions  exempt  from  registration.  Rule 144A securities amounted to $17,146,425 or 2.66% of net assets as of July 31, 2003.

     Parenthetical  disclosure  of a  foreign  country  in the  security  description
     represents   country   of  a  foreign   issuer;   however,   the   security   is
     U.S.-dollar-denominated.

     The  percentage  shown for each  investment  category is the total value of that category as a percentage of the net assets of the Fund.



                                                           See notes to
                                                           financial statements.


                                                                              11



FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

July 31, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value for each common share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investments at value (cost $885,229,343)                            $910,187,779
Cash                                                                      63,254
Cash segregated for futures contracts                                    500,500
Receivable for investments sold                                        9,007,267
Dividends and interest receivable                                      3,226,926
Unrealized appreciation of swap contracts                              3,936,437
Variation margin receivable                                              597,188
Other assets                                                              40,708
Total assets                                                         927,560,059

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------

Payable for investments purchased                                      1,706,250
Payable for swap contracts                                               136,636
Payable to affiliates
 Management fee                                                           14,025
 Other                                                                    23,943
Other payables and accrued expenses                                      172,793
Total liabilities                                                      2,053,647
Auction Preferred Shares (APS), at value, unlimited number of shares of beneficial interest authorized with no par value,
 11,200 shares issued, liquidation preference of $25,000
 per share                                                           280,013,566

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

Common shares capital paid-in                                        608,692,402
Accumulated net realized gain on investments
 and financial futures contracts                                       1,614,366
Net unrealized appreciation of investments,
 financial futures contracts and swap contracts                       31,973,603
Accumulated net investment income                                      3,212,475
Net assets applicable to common shares                              $645,492,846

--------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE
--------------------------------------------------------------------------------
Based on 25,661,053 shares of beneficial interest
 outstanding - unlimited number of shares
 authorized with no par value                                             $25.15




See notes to
financial statements.


12


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the period ended July 31, 2003 1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                            $49,649,791
Interest                                                               7,247,156

Total investment income                                               56,896,947

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                              5,840,055
APS auction fee                                                          476,029
Accounting and legal services fee                                        233,602
Federal excise tax                                                       150,459
Custodian fee                                                            142,427
Auditing fee                                                              58,200
Trustees' fee                                                             56,892
Organization expense                                                      53,000
Transfer agent fee                                                        50,434
Printing                                                                  45,398
Registration and filing fee                                               45,320
Miscellaneous                                                             17,101
Legal fee                                                                 14,449
Interest expense                                                           1,500

Total expenses                                                         7,184,866
Less expense reductions                                               (1,557,348)

Net expenses                                                           5,627,518

Net investment income                                                 51,269,429

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------

Net realized gain (loss) on
Investments                                                            3,596,394
Financial futures contracts                                           (1,039,550)

Change in net unrealized appreciation (depreciation) of
Investments                                                           24,958,436
Financial futures contracts                                            3,078,730
Swap contracts                                                         3,936,437

Net realized and unrealized gain                                      34,530,447

Distributions to APS                                                  (3,051,520)

Increase in net assets from operations                               $82,748,356


1  Inception period from 8-27-02 through 7-31-03.


                                                           See notes to
                                                           financial statements.


                                                                              13



FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the inception of the Fund. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase due to the sale of common shares.

                                                                          PERIOD
                                                                           ENDED
                                                                       7-31-03 1

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                                                $51,269,429
Net realized gain                                                      2,556,844
Change in net unrealized appreciation (depreciation)                  31,973,603
Distributions to APS                                                  (3,051,520)

Increase in net assets resulting from operations                      82,748,356

Distributions to common shareholders
From net investment income                                           (46,126,277)

From Fund share transactions                                         608,870,767

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period2                                                      $645,492,846


1 Inception period from 8-27-02 through 7-31-03.
2 Includes accumulated net investment income of $3,212,475.



See notes to
financial statements.


14



----------
FINANCIAL
HIGHLIGHTS
----------

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the inception of the Fund.

PERIOD ENDED                                                           7-31-03 1

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                     $23.882
Net investment income3                                                      2.02
Net realized and unrealized gain on investments                             1.32
Distributions to APS                                                       (0.12)
Total from investment operations                                            3.22
Less distributions to common shareholders
From net investment income                                                 (1.80)
Capital charges
Offering costs related to common shares                                    (0.02)
Offering costs and underwriting discounts related to APS                   (0.13)
                                                                           (0.15)
Net asset value, end of period                                            $25.15
Per share market value, end of period                                     $24.32
Total return at market value4,5 (%)                                         4.78 6

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets applicable to common shares,
 end of period (in millions)                                                $645
Ratio of expenses to average net assets7 (%)                                1.00 8
Ratio of adjusted expenses to average net assets9 (%)                       1.28 8
Ratio of net investment income to
 average net assets10 (%)                                                   9.11 8
Portfolio turnover (%)                                                        20

--------------------------------------------------------------------------------
SENIOR SECURITIES
--------------------------------------------------------------------------------
Total value of APS outstanding (in millions)                                $280
Involuntary liquidation preference per unit (in thousands)                   $25
Approximate market value per unit (in thousands)                             $25
Asset coverage per unit11                                                $83,686


1  Inception period from 8-27-02 through 7-31-03.
2  Reflects the deduction of a $1.125 per share sales load.
3  Based on the average of common shares outstanding.
4  Assumes  dividend  reinvestment and a purchase at the offering price of $25.00 per share on the  inception  date and a sale at the current  market price on the last day of the period.
5  Total  return  would have been lower had  certain  expenses  not been  reduced during the period shown.
6  Not annualized.
7  Ratio calculated on the basis of expenses applicable to common shares relative to the average net assets of common  shares.  Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.72%.
8  Annualized.
9  Ratio calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares and does not take into consideration expense reductions during the period shown. Without the exclusion of preferred shares, the annualized adjusted ratio of expenses would have been
   0.92%.
10 Ratio calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 6.59%.
11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.



                                                           See notes to
                                                           financial statements.


                                                                              15



----------
NOTES TO
STATEMENTS
----------


NOTE A
Accounting policies
John Hancock Preferred Income Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities
The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses
The majority of expenses are directly identifiable to an individual fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses and offering costs
Expenses incurred in connection with the organization of the Fund, which amounted to $53,000, have been borne by the Fund. Offering costs of $617,673 related to common shares and offering costs of $385,442 incurred in connection with the preferred shares were charged to the Fund's capital paid-in.


16



Financial futures contracts
The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other
Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded.
Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates.
Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On July 31, 2003, the Fund had deposited $500,500 in a segregated account to cover margin requirements on open futures contracts.


The Fund had the following open financial futures contracts on July 31, 2003:
--------------------------------------------------------------------------------

                    NUMBER OF
OPEN CONTRACTS      CONTRACTS         POSITION        EXPIRATION    APPRECIATION
--------------------------------------------------------------------------------
U.S. 10-Yr Note     455               Short           SEP 03        $3,078,730

--------------------------------------------------------------------------------

Interest rate swaps
The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to a notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded daily as interest income or as an offset to interest income. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. The Fund records realized gains or losses at the time the swap contracts are closed out.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to


                                                                              17



The Fund had the following open interest rate swap contracts on July 31, 2003:
--------------------------------------------------------------------------------

                        RATE TYPE
                --------------------------
                                  PAYMENT
NOTIONAL        PAYMENT MADE      RECEIVED       TERMINATION      UNREALIZED
AMOUNT          BY FUND           BY FUND        DATE             APPRECIATION
--------------------------------------------------------------------------------
$70,000,000     2.56% (a)         3-month LIBOR  JUN 08           $3,936,437
--------------------------------------------------------------------------------
(a) Fixed rate

federal  income tax on  taxable  income  that is  distributed  to  shareholders.
Therefore, no federal income tax provision is required.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains on the ex- dividend date. During the period ended July 31, 2003, the tax character of distributions paid was as follows: ordinary income $49,177,797.

As of July 31, 2003,  the  components of  distributable  earnings on a tax basis
included   $6,737,145  of  undistributed   ordinary  income  and  $1,225,035  of
undistributed  long-term gain. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from  accounting  principles  generally  accepted in the United States of
America.  Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates The preparation of
these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with John Hancock Advisers LLC
(the "Adviser"), a wholly owned subsidiary of the Berkeley Financial Group, LLC.
Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net assets and the value attributable to the Auction Preferred Shares ("managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the reduction in the management fee amounted to $1,557,348 for the period ended July 31, 2003. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.03% of the average managed assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees


18




of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan.
The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred
Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

The listing illustrates the Fund's common shares sold, offering costs and underwriting discount charged to capital paid-in, distributions reinvestments, reclassifications of Fund's capital accounts and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.

                                                   PERIOD ENDED  7-31-031
                                                 SHARES             AMOUNT

Shares sold                                  25,590,309       $610,968,628 2
Offering cost related to common shares                -           (617,673)
Offering costs and underwriting discount
 related to Auction Preferred Shares                  -         (3,185,442)
Reclassification of capital accounts                  -           (178,365)
Distributions reinvested                         70,744          1,705,254
Net increase                                 25,661,053       $608,692,402


1 Inception period from 8-27-02 through 7-31-03.
2 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.

Auction Preferred Shares
The Fund issued a total of 11,200 Auction Preferred Shares (2,240 shares of
Series M, 2,240 shares of Series T, 2,240 shares of Series W, 2,240 shares of
Series TH and 2,240 shares of Series F) (collectively, the "APS") on October 23,
2002, in a public offering. The underwriting discount of $2,800,000 has been charged to capital paid-in of common shares. Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction (except for the Series W shares, for which the initial reset date was April 23, 2003, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). Dividend rates on APS ranged from 0.95% to 1.95% during the period ended July 31, 2003. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are


                                                                              19



also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shares.

NOTE D
Investment
transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended July 31, 2003, aggregated $2,401,749,314 and $148,332,448, respectively.

The  cost  of  investments  owned  on  July  31,  2003,   including   short-term
investments, for federal income tax purposes was $885,255,240.  Gross unrealized
appreciation  and  depreciation  of  investments   aggregated   $38,703,575  and
$13,771,036,   respectively,   resulting  in  net  unrealized   appreciation  of
$24,932,539.  The  appreciation  of swap  contracts for federal tax purposes was
$3,936,437.  The  difference  between  book  basis and tax basis net  unrealized appreciation  of  investments is  attributable  primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts
During the period ended July 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $942,478, an increase in accumulated net investment income of $1,120,843 and a decrease in capital paid-in of $178,365. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of July 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, federal excise tax and non-deductible organization costs. The calculation of net investment income in the Financial Highlights excludes these adjustments.


20


---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of John Hancock Preferred Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Preferred Income Fund (the "Fund") as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July
31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period ended July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 5, 2003


                                                                              21


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid during its taxable year ended July
31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended July 31, 2003, 79.05% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax
Relief  Reconciliation  Act of  2003.  This  amount  will be  reflected  on Form
1099-DIV for the calendar year 2003.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year
2003.


22



INVESTMENT
OBJECTIVE
AND POLICY

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective.
The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

DIVIDEND
REINVESTMENT PLAN
The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash.
Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the


                                                                              23



Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan
Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan
Agent after at least 90 days' written notice to all shareholders of the Fund.
All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services,
P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE
If you have any questions concerning the Fund, we will be pleased to assist you.
If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.


24

----------
TRUSTEES
& OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                        1992         32
----------------------------------------------------------------------------------------------
Director and Treasurer,  Alpha  Analytical Inc.  (analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since  1996);  Director  and  Treasurer,  Rizzo  Associates
(until 2000);  Chairman and CEO, Carlin  Consolidated,  Inc.
(management/investments) (since 1987); Director and Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999);  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

----------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                                  1995         32
----------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor  Worldwide  (until 2000),  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank-D Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).


                                                                              25


INDEPENDENT TRUSTEES (CONTINUED)

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                         1998         32
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJ's  Wholesale  Club,  Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College.

----------------------------------------------------------------------------------------------
Charles L. Ladner,2 Born: 1938                                     1992         32
----------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

----------------------------------------------------------------------------------------------
Patti McGill Peterson,2 Born: 1943                                 2002         30
----------------------------------------------------------------------------------------------
Executive  Director,  Council for International  Exchange of
Scholars  (since  1998);   Vice   President,   Institute  of
International Education (since 1998); Senior Fellow, Cornell
Institute  of  Public  Affairs,  Cornell  University  (until
1997);  President  Emerita of Wells College and St. Lawrence
University;   Director,  Niagara  Mohawk  Power  Corporation
(electric utility).

----------------------------------------------------------------------------------------------
John A. Moore,2 Born: 1939                                         2002         30
----------------------------------------------------------------------------------------------
President  and  Chief  Executive   Officer,   Institute  for
Evaluating  Health  Risks,  (nonprofit  institution)  (until
2001);  Senior  Scientist,  Sciences  International  (health research) (since 1998);  Principal,  Hollyhouse (consulting)
(since 2000);  Director,  CIIT (nonprofit  research)  (since
2002).

----------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                      1992         32
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

----------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                        1992         32
----------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

----------------------------------------------------------------------------------------------
John P. Toolan,2 Born: 1930                                        1993         32
----------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company);  Chairman,  Smith  Barney
Trust Company of Florida  (retired  1991);  Director,  Smith
Barney,  Inc.,  Mutual  Management  Company and Smith Barney
Advisers,  Inc. (investment advisers) (retired 1991); Senior
Executive  Vice  President,   Director  and  member  of  the
Executive  Committee,  Smith  Barney,  Harris  Upham  & Co.,
Incorporated (investment bankers) (until 1991).


26


INTERESTED TRUSTEES 3

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                       2001         54
----------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  (Subsidiaries,   LLC),  Hancock  Natural
Resource Group,  Independence  Investment  LLC,  Declaration
Management  Research  LLC, John Hancock  Advisers,  LLC (the
"Adviser"), The Berkeley Financial Group, LLC ("The Berkeley
Group"),  John Hancock Funds, LLC ("John Hancock Funds") and
Massachusetts Business Develop- ment Corporation;  Director,
John Hancock  Insurance  Agency,  Inc.  ("Insurance  Agency,
Inc.") (until 1999).

----------------------------------------------------------------------------------------------
Maureen Ford Goldfarb, Born: 1955                                  2000         54
----------------------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director  and  Chief  Executive  Officer,   Sovereign  Asset
Management Corporation ("SAMCorp.");  Director, Independence
Investment LLC,  Subsidiaries,  LLC, and Signature Services;
Senior  Vice  President,  MassMutual  Insurance  Co.  (until
1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                        SINCE

----------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                              2002
----------------------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior  Vice   President,   Chief   Financial   Officer  and
Treasurer, the Adviser, John Hancock Funds, and The Berkeley
Group;   Second   Vice   President   and  Senior   Associate
Controller, Corporate Tax Department, John Hancock Financial
Services, Inc. (until 2001).

----------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                             2002
----------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer,  the Adviser and each of the John  Hancock  funds;  Vice  President,  John Hancock
Funds.

----------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                               2002
----------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant  Treasurer,  the Adviser;  Vice
President and  Treasurer of each of the John Hancock  funds;
Assistant Treasurer of each of the John Hancock funds (until
2001).


                                                                              27



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

NAME, AGE
POSITION(S) HELD WITH FUND                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                        SINCE

----------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                               2002
----------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000);  Director,  Senior  Vice
President and Secretary, NM Capital.

  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
1 Each Trustee  serves  until  resignation,  retirement  age or until his or her successor is elected.
2 Member of Audit Committee.
3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

-----------
FOR YOUR
INFORMATION
-----------

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSER
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR DARTS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL
Listed New York Stock Exchange:
HPI

For shareholder assistance
refer to page 24

--------------------------------------------------------------------------------
HOW TO
CONTACT US
----------


On the Internet                     www.jhfunds.com

By regular mail                     Mellon Investor Services
                                    85 Challenger Road
                                    Overpeck Centre
                                    Ridgefield Park, NJ 07660

Customer service representatives    1-800-852-0218

Portfolio commentary                1-800-344-7054

24-hour automated information       1-800-843-0090

TDD Line                            1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                            1-800-225-5291

On the Fund's Web site              www.jhfunds.com/proxy

On the SEC's Web site               www.sec.gov
--------------------------------------------------------------------------------

-------------
  PRESORTED
  STANDARD
U. S. Postage
    PAID
    MIS
-------------


John Hancock [LOGO]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com




                                                                     P800A  7/03
 ITEM 2.  CODE OF ETHICS.

As of the end of the period, July 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Proxy Voting Policies and Procedures are attached.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      ------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date: September 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
      -------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date: September 26, 2003


By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer

Date: September 26, 2003


                                                                           9/03